Related party transactions (Deferred and Contingent Consideration) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Related party transaction, deferred and contingent consideration	$ 31.5	$ 59.0
Current deferred and contingent consideration to related party	31.5	37.5
Non-current deferred and contingent consideration to related party	0.0	21.5
West Vela
Related Party Transaction [Line Items]
Related party transaction, deferred and contingent consideration	31.5	58.2
West Vela | Mobilization due to Seadrill
Related Party Transaction [Line Items]
Related party transaction, deferred and contingent consideration	17.2	31.2
West Vela | Seadrill share of dayrate from BP contract
Related Party Transaction [Line Items]
Related party transaction, deferred and contingent consideration	14.3	27.0
West Polaris
Related Party Transaction [Line Items]
Related party transaction, deferred and contingent consideration	0.0	0.8
West Polaris | Seadrill share of dayrate from subsequent contracts (Earnout 2)
Related Party Transaction [Line Items]
Related party transaction, deferred and contingent consideration	$ 0.0	$ 0.8